FINANCIAL ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Current
Marketable securities	$ 265	$ 734
Restricted cash	376	172
Derivative contracts	223	176
Loans and notes receivable	22	66
Total current	886	1,148
Non-current
Marketable securities	1	3,435
Restricted cash	32	201
Derivative contracts	20	62
Loans and notes receivable	150	309
Other financial assets	280	1,088
Total non-current	483	$ 5,095
Genworth MI Canada Inc.
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 4,767